Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 13,366
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,252	$ 3,476
Additions	7,827	7,593
Disposals	(1,634)	(2,072)
Foreign exchange	(136)	255
Ending balance	15,309	9,252
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,809	2,242
Depreciation	1,779	1,365
Disposals	(1,606)	(1,838)
Foreign exchange	(39)	40
Ending balance	1,943	1,809
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,443
Ending balance		7,443
Building
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	13,313
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,085	2,586
Additions	7,826	7,593
Disposals	(1,634)	(1,290)
Foreign exchange	(133)	196
Ending balance	15,144	9,085
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,752	1,736
Depreciation	1,723	1,109
Disposals	(1,606)	(1,274)
Foreign exchange	(38)	181
Ending balance	1,831	1,752
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,333
Ending balance		7,333
Automobile
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	53
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	167	239
Additions	1
Disposals		(95)
Foreign exchange	(3)	23
Ending balance	165	167
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	57	46
Depreciation	56	58
Disposals		(57)
Foreign exchange	(1)	10
Ending balance	112	57
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 110
Ending balance		110
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		651
Disposals		(687)
Foreign exchange		36
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		460
Depreciation		198
Disposals		(507)
Foreign exchange		$ (151)